Organization and Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Initial Public Offering and Corporate Reorganization

Initial Public Offering and Corporate Reorganization

The Company issued and sold to the public in its initial public offering 27,500,000 shares of common stock. The gross proceeds from the sale of the common stock were $412.5 million, net of underwriting discounts of $14.1 million and other offering costs of $5.0 million. The net proceeds from our initial public offering were $393.4 million. Debt issuance costs of $2.9 million related to the establishment of the Company’s revolving credit facility were also incurred in conjunction with our initial public offering.

Contemporaneously with our initial public offering, (i) the owners of WHR II exchanged all of their interests in WHR II for equivalent interests in WildHorse Investment Holdings and the owners of Esquisto exchanged all of their interests in Esquisto for equivalent interests in Esquisto Investment Holdings, (ii) WildHorse Investment Holdings contributed all of the interests in WHR II to WildHorse Holdings, Esquisto Investment Holdings contributed all of the interests in Esquisto to Esquisto Holdings and the owner of Acquisition Co. contributed all of its interests in Acquisition Co. to Acquisition Co. Holdings and (iii) WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings contributed all of the interests in WHR II, Esquisto and Acquisition Co., respectively, to us in exchange for shares of our common stock. We refer to these reorganization transactions as the “Corporate Reorganization.” As a result of the Corporate Reorganization, WHR II, Esquisto and Acquisition Co. became direct, wholly owned subsidiaries of WildHorse Resource Development Corporation. WHR II has two wholly owned subsidiaries—WildHorse Resources Management Company, LLC (“WHRM”) and Oakfield Energy LLC (“Oakfield”). Esquisto has two wholly owned subsidiaries—Petromax E&P Burleson, LLC and Burleson Water Resources, LLC. WHRM is the named operator for all oil and gas properties owned by us.

Basis of Presentation

Basis of Presentation

Our predecessor’s financial statements were retrospectively recast due to common control considerations. Because WHR II, Esquisto and Acquisition Co. were under the common control of NGP, the sale and contribution of the respective ownership interests were accounted for as a combination of entities under common control, whereby the assets and liabilities sold and contributed were recorded based on historical cost. As such, the financial statements included herein for the three and six months ended June 30, 2016 have been derived from the combined financial position and results attributable to our predecessor and Esquisto. For periods after the completion of our initial public offering, our consolidated financial statements include our accounts and those of our subsidiaries.

Certain amounts in the prior year financial statements have been reclassified to conform to current presentation. Gathering, processing, and transportation costs were previously accounted for as revenue deductions and are now being presented as costs and expenses on our statements of operations on a separate line item. Oakfield drip condensate was reclassified from oil sales to other income.

All material intercompany transactions and balances have been eliminated in preparation of our condensed consolidated and combined financial statements. The accompanying condensed consolidated and combined interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Presentation

Our predecessor’s financial statements were retrospectively recast due to common control considerations. Because WHR II, Esquisto and Acquisition Co. were under the common control of NGP, the sale and contribution of the respective ownership interests were accounted for as a combination of entities under common control, whereby the assets and liabilities sold and contributed were recorded based on historical cost. As such, the financial statements included herein (i) (a) as of, and for the year ended, December 31, 2016, and (b) as of December 31, 2015, and for the period from February 17, 2015 (the inception of common control) to December 31, 2015, have been derived from the combined financial position and results attributable to our predecessor and Esquisto for periods prior to our initial public offering and (ii) (a) for the period from January 1, 2015 to February 16, 2015 and (b) for the year ended December 31, 2014, have been derived from the results attributable to our predecessor. Furthermore, the results of Acquisition Co. are reflected in the financial statements presented herein beginning on December 19, 2016. For periods after the completion of our initial public offering, our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest.

Certain amounts in the prior year financial statements have been reclassified to conform to current presentation. Gathering, processing, and transportation costs were previously accounted for as revenue deductions and are now being presented as costs and expenses on our statements of operations on a separate line item. Oakfield drip condensate was reclassified from oil to other income.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

Preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. We evaluate the estimates and assumptions on a regular basis; however, actual results may differ from these estimates and assumptions used in the preparation of the financial statements. Significant estimates with regard to these financial statements include (1) the estimate of proved oil, natural gas and NGL reserves and related present value estimates of future net cash flows therefrom; (2) depreciation, depletion and amortization expense; (3) valuation of accounts receivable; (4) accrued capital expenditures and liabilities; (5) asset retirement obligations (“ARO”); (6) environmental remediation costs; (7) valuation of derivative instruments; (8) incentive unit compensation cost; (9) contingent liabilities and (10) impairment expense. Although management believes these estimates are reasonable, changes in facts and circumstances or discovery of new information may result in revised estimates, and such revisions could be material.

Use of Estimates in the Preparation of Financial Statements

Preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. We evaluate the estimates and assumptions on a regular basis; however, actual results may differ from these estimates and assumptions used in the preparation of the financial statements. Significant estimates with regard to these financial statements include (1) the estimate of proved oil and gas reserves and related present value estimates of future net cash flows therefrom; (2) depreciation, depletion and amortization expense; (3) valuation of accounts receivable; (4) accrued capital expenditures and liabilities; (5) asset retirement obligations; (6) environmental remediation costs; (7) valuation of derivative instruments; (8) contingent liabilities and (9) impairment expense. Although management believes these estimates are reasonable, changes in facts and circumstances or discovery of new information may result in revised estimates, and such revisions could be material.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investment instruments purchased with original maturities of three months or less to be cash equivalents for purposes of the Consolidated and Combined Statements of Cash Flows and other statements. These investments are carried at cost, which approximates fair value. In case a book overdraft exists at the end of a period, we reclassify the negative cash amount to accounts payable.

Restricted Cash

Restricted cash consists of certificates of deposit in place to collateralize letters of credit. The letters of credit are required as part of normal business operations. The certificates of deposit will be in place for a period greater than 12 months and are considered noncurrent.

Oil and Gas Properties

Oil and Gas Properties

We use the successful efforts method of accounting for natural gas and crude oil producing activities. Costs to acquire mineral interests in natural gas and crude oil properties are capitalized. Costs to drill and develop development wells and costs to drill and develop exploratory wells that find proved reserves are also capitalized. Costs to drill exploratory wells that do not find proved reserves, delay rentals and geological and geophysical costs are expensed.

The following table reflects the net changes in capitalized exploratory well costs for the periods indicated:

	For Year Ended December 31,
	2016	2015	2014
Balance, beginning of period	$15,198	$11,134	$—
Balance at inception of common control	—	6,385	—
Additions to capitalized exploratory well costs pending the determination of proved reserves	60,847	96,726	11,134
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	(68,981)	(93,052)	—
Capitalized exploratory well costs charged to expense	—	(5,995)	—

Balance, end of period	$7,064	$15,198	$11,134

We acquire leases on acreage not associated with proved reserves or held by production with the expectation of ultimately assigning proved reserves and holding the leases with production. The costs of acquiring these leases, including primarily brokerage costs and amounts paid to lessors, are capitalized and excluded from current amortization pending evaluation. When proved reserves are assigned, the leasehold costs associated with those leases are depleted as producing oil and gas properties. Costs associated with leases not held by production are impaired when events and circumstances indicate that carrying value of the properties is not recoverable. We recorded impairment of $3.0 million and $1.2 million as exploration expense for unproved oil and gas properties for the year ended December 31, 2016 and 2015, respectively. We had no leasehold impairment expense for the year ended December 31, 2014.

Capitalized costs of producing natural gas and crude oil properties and support equipment, net of estimated salvage values, are depleted by field using the units-of-production method. Well and well equipment and tangible property additions are depleted over proved developed reserves and leasehold costs are depleted over total proved reserves.

Proved oil and gas properties are reviewed for impairment when events and circumstances indicate a potential decline in the fair value of such properties below the carrying value, such as a downward revision of the reserve estimates or lower commodity prices. We estimate the undiscounted future cash flows expected in connection with the properties and compare such future cash flows to the carrying amounts of the properties to determine if the carrying amounts are recoverable. If the carrying value of the properties is determined to not be recoverable based on the undiscounted cash flows, an impairment charge is recognized by comparing the carrying value to the estimated fair value of the properties. The factors used to determine fair value include, but are not limited to, estimates of proved and probable reserves, future commodity prices, the timing of future production and capital expenditures and a discount rate commensurate with the risk reflective of the lives remaining for the respective oil and gas properties. We recorded impairment expense of $9.3 million and $24.7 million to proved oil and gas properties for the year ended December 31, 2015 and 2014, respectively. The impairment resulted from lower projected oil and gas prices and a drop in projected remaining reserves in East Texas and our non-core fields.

Oil and Gas Reserves

Oil and Gas Reserves

The estimates of proved natural gas, crude oil and natural gas liquids reserves utilized in the preparation of the financial statements are estimated in accordance with guidelines established by the Securities and Exchange Commission (“SEC”) and the Financial Accounting Standards Board (“FASB”), which require that reserve estimates be prepared under existing economic and operating conditions using a 12-month average price with no provision for price and cost escalations in future years except by contractual arrangements. Proved reserves are, with respect to WHR II, prepared by WHR II and audited by Cawley, Gillespie & Associates, Inc. (“Cawley”), its independent reserve engineer. With respect to Esquisto, the proved reserves were prepared by Cawley, its independent reserve engineer, for 2015. Esquisto’s proved reserves for 2016 were internally prepared and audited by Cawley.

We emphasize that reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. It is possible that, because of changes in market conditions or the inherent imprecision of these reserve estimates, the estimates of future cash inflows, future gross revenues, the amount of natural gas, crude oil and natural gas liquids reserves, the remaining estimated lives of the natural gas and crude oil properties, or any combination of the above may be increased or reduced. See Note 19—“Supplemental Oil and Gas Information (Unaudited)” for further information.

Gathering System

Gathering System

In 2015, our Oakfield subsidiary constructed and began operating a 15.2 mile 16” natural gas gathering system in order to provide sufficient, cost effective access to major markets for our existing and expected future production from new horizontal wells in North Louisiana. The wells are charged a fee for gathering services based on their throughput volumes and gas quality. In 2016, only wells operated by us were connected to the system. We are depreciating the Oakfield gathering assets on a straight-line basis over the current expected reserve life of wells connected to the system.

Other Property and Equipment

Other Property and Equipment

Other property and equipment includes our natural gas gathering system, leasehold improvements, office furniture, automobiles, computer equipment, software, pipelines, office buildings and land. Other property and equipment is depreciated using a straight-line method over the expected useful lives of the respective assets. Leasehold improvements are amortized over the remaining term of the lease and land is not depreciated or amortized.

Capitalized Interest

Capitalized Interest

We capitalize interest costs to oil and gas properties on expenditures made in connection with certain projects such as drilling and completion of new oil and natural gas wells and major facility installations. Interest is capitalized only for the period that such activities are in progress. Interest is capitalized using a weighted average interest rate based on our outstanding borrowings. For the year ended December 31, 2016, 2015 and 2014, we recorded $0.1 million, $0.8 million $0.2 million in capitalized interest, respectively.

Properties Acquired in Business Combinations

Properties Acquired in Business Combinations

Assets and liabilities acquired in a business combination are required to be recorded at fair value. If sufficient market data is not available, we determine the fair values of proved and unproved properties acquired in transactions accounted for as business combinations by preparing our own estimates of crude oil and natural gas reserves. To compensate for the inherent risk of estimating and valuing unproved reserves, discounted future net cash flows of probable and possible reserves are reduced by additional risk-weighting factors. See Note 3—“Acquisitions and Divestitures.”

Asset Retirement Obligations

Asset Retirement Obligations

We recognize a liability equal to the fair value of the estimated cost to plug and abandon our natural gas and crude oil wells and associated equipment. The liability and the associated increase in the related long-lived asset are recorded in the period in which the related assets are placed in service or acquired. The liability is accreted to its expected future cost each period and the capitalized cost is depleted using the units-of-production method of the related asset. The accretion expense is included in depreciation, depletion and amortization expense.

The fair value of the estimated cost is based on historical experience, managements’ expertise and third-party proposals for plugging and abandoning wells. The estimated remaining lives of the wells is based on reserve life estimates and federal and state regulatory requirements. At the time the related long-lived asset is placed in service, the estimated cost is adjusted for inflation based on the remaining life, then discounted using a credit-adjusted risk-free rate to determine the fair value.

Revisions to the liability could occur due to changes in estimates of plugging and abandonment costs, including non-operated plug and abandonment expense, changes in the remaining lives of the wells, or if federal or state regulators enact new plugging and abandonment requirements. At the time of abandonment, we recognize a gain or loss on abandonment to the extent that actual costs do not equal the estimated costs.

Environmental Costs

Environmental Costs

As an owner or lessee and operator of oil and gas properties, we are subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. Environmental expenditures that relate to an existing condition caused by past operations and that do not have future economic benefit are expensed. Liabilities related to future costs are recorded on an undiscounted basis when environmental assessments and/or remediation activities are probable and the costs can be reasonably estimated.

Revenue Recognition and Oil and Gas Imbalances

Revenue Recognition and Oil and Gas Imbalances

Revenues from the sale of oil, natural gas and NGLs are recognized when the product is delivered at a fixed or determinable price, title has transferred, and collectability is reasonably assured and evidenced by a contract. We recognize revenues from the sale of oil, natural gas and NGLs using the sales method of accounting, whereby revenue is recorded based on our share of volume sold, regardless of whether we have taken our proportional share of volume produced. These differences result in gas imbalances. We record a liability to the extent there are not sufficient reserves to cover an over delivered gas imbalance. No receivables are recorded for those wells on which the Company has taken less than its proportionate share of production. We receive payment approximately one month after delivery for operated wells and up to three months after delivery for non-operated wells. At the end of each month, we estimate the amount of production delivered to purchasers and the price we will receive. Variances between our estimates and the actual amounts received are recorded in the month payment is received. No receivables are recorded for those wells on which we have taken less than our proportionate share of production.

Incentive Units		Incentive Units For details regarding incentive units issued by our predecessor, please see “Note 13. Incentive Units.”
Accounts Receivable

Accounts Receivable

We grant credit to creditworthy independent and major natural gas and crude oil marketing companies for the sale of crude oil, natural gas and natural gas liquids. In addition, we grant credit to our oil and gas working interest partners. Receivables from our working interest partners are generally secured by the underlying ownership interests in the properties.

Accounts receivable balances primarily relate to joint interest billings and oil and gas sales, net of our interest. The accounts receivable balance generally includes two months of accrued revenues for operated properties and three months of accrued revenues for non-operated properties net of any collections related to those periods. The accounts receivable balance also includes other miscellaneous balances.

Accounts receivable are recorded at the amount we expect to collect. We use the specific identification method of providing allowances for doubtful accounts. We recorded a provision for uncollectible accounts of $0.1 million at both December 31, 2016 and 2015.

Derivative Instruments

Derivative Instruments

We periodically enter into derivative contracts to manage our exposure to commodity price risk. These derivative contracts, which are placed with major financial institutions that we believe have minimal credit risks, take the form of variable to fixed price swaps collars and puts. The natural gas reference price, upon which the commodity derivative contracts are based, reflects market indices that have a high degree of historical correlation with actual prices received for natural gas sales.

All derivative instruments are recorded on the balance sheet as either an asset or liability measured at fair value. Derivative instruments are netted when the right to net exists under a master netting agreement, future liabilities and assets correspond to the same commodity type and future cash flows have the same balance sheet current ornon-current classification. Changes in fair value are recognized currently in earnings. Realized and unrealized gains and losses from our oil, gas and natural gas liquids derivatives are recorded as a component of “Other income (expense)” on our Statements of Consolidated and Combined Operations. We compute the fair value of the unrealized gains and losses of our derivative instruments using forward prices and dealer quotes provided by a third party.

Lease Expenses		Lease Expenses We record escalating lease expenses for our corporate office over the life of the lease on a straight-line basis.
Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs associated with line-of-credit arrangements, including arrangements with no outstanding borrowings, are classified as an asset, and amortized over the term of the arrangements. Debt issuance costs related to term loans and senior notes are presented as a direct deduction from the carrying amount of the associated debt liability and amortized over the term of the associated debt using the effective yield method.

Fair Value Measurements

Fair Value Measurements

Accounting guidance for fair value measurements establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. We use Level 1 inputs when available as Level 1 inputs generally provide the most reliable evidence of fair value. See Note 4—“Fair Value Measurements of Financial Instruments.”

Income Taxes

Income Taxes

We are a corporation subject to federal and certain state income taxes. Prior to our initial public offering, we were primarily organized as pass-through entities for federal income tax purposes and were not subject to federal income taxes.

We use the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (1) temporary differences between the tax basis in assets and liabilities and their reported amounts in the financial statements and (2) operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of deferred tax assets will not be realized. We recognize interest and penalties accrued to unrecognized tax benefits in other income (expense) in our Consolidated and Combined Statement of Operations.

We recognize a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, based on the technical merits of the position. The tax benefit recorded is equal to the largest amount that is greater than 50% likely to be realized through effective settlement with a taxing authority.

Commitments and Contingencies

Commitments and Contingencies

Accruals for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change.

Supplemental Cash Flow Information

Supplemental Cash Flow Information

Supplement cash flow for the periods presented (in thousands):

	For the Six Months Ended June 30,
	2017	2016
Supplemental cash flows:
Cash paid for interest, net of capitalized interest	$306	$3,671
Noncash investing activities:
Increase (decrease) in capital expenditures in accounts payables and accrued liabilities	82,295	(5,321)

Supplemental Cash Flow Information

Supplement cash flow for the periods presented:

	For Year Ended December 31,
	2016	2015	2014
Supplemental cash flows:
Cash paid for interest	$7,152	$7,253	$2,515
Noncash investing activities:
(Decrease) increase in capital expenditures in accounts payables and accrued liabilities	(4,492)	349	5,530

New Accounting Standards

New Accounting Standards

Improvements to Employee Share-Based Payment Accounting. In March 2016, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update to simplify the guidance on employee share-based payment accounting. The update involved several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification in the statement of cash flows. This new standard became effective for annual periods beginning after December 15, 2016. The Company adopted this guidance as of January 1, 2017 and it did not have a material impact on our consolidated financial statements. We elected to account for forfeitures on share-based payments by recognizing forfeitures of awards as they occur.

Leases. In February 2016, the FASB issued a revision to its lease accounting guidance. The FASB retained a dual model, requiring leases to be classified as either direct financing or operating leases. The classification will be based on criteria that are similar to the current lease accounting treatment. The revised guidance requires lessees to recognize a right-of-use asset and lease liability for all leasing transactions regardless of classification. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. The amendments are effective for financial statements issued for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Although early adoption is permitted for all entities as of the beginning of an interim or annual reporting period, the Company will apply the revised lease rules for our interim and annual reporting periods starting January 1, 2019 using the required modified retrospective approach, including applicable practical expedients related to leases commenced before the effective date. As the Company is the lessee under various agreements for office space, compressors and equipment currently accounted for as operating leases, the new rules will increase reported assets and liabilities. The full quantitative impacts of the new standard are dependent on the leases in force at the time of adoption and, as a result, the evaluation of the effect of the new standards will extend over future periods.

Revenue from Contracts with Customers. In May 2014, the FASB issued a comprehensive new revenue recognition standard for contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The core principle of this standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, the standard provides a five-step analysis of transactions to determine when and how revenue is recognized. In August 2015, the FASB issued an accounting standards update that formally delayed the effective date of its new revenue recognition standard. The new standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Although early adoption was permitted, the Company decided not to early adopt. The new guidance will be applicable to us beginning on January 1, 2018. The standard permits the use of either the retrospective or cumulative effect transition method. The Company has not yet selected a transition method. We do not currently expect that adoption of the new revenue recognition standard will materially impact revenue recognition for many types of our arrangements. Documentation of our revenue streams and related contract reviews is currently underway and expected to be completed by the end of September. During the fourth quarter, we plan to update our existing business process and internal control documentation for any new or revised processes and controls.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material impact on our consolidated financial statements and footnote disclosures.

New Accounting Standards

Definition of a Business. In January 2017, the FASB issued an accounting standards update to clarify the definition of a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments provide a more robust framework to use in determining when a set of assets and activities is a business. The amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those periods. Early adoption is permitted and the guidance is to be applied on a prospective basis to purchases or disposals of a business or an asset. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

Statement of Cash Flows—Restricted Cash a consensus of the FASB Emerging Issues Task Force. In November 2016, the FASB issued an accounting standards update to clarify the guidance on the classification and presentation of restricted cash in the statement of cash flows. The changes in restricted cash and restricted cash equivalents that result from the transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents should not be presented as cash flow activities in the statement of cash flows. The new guidance is effective for reporting periods beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The new guidance requires transition under a retrospective approach for each period presented. The Company is currently assessing the impact the adoption of this new guidance will have on our consolidated financial statements and related disclosures.

Statement of Cash Flows—Classification of Certain Cash Receipts and Cash Payments. In August 2016, the FASB issued an accounting standards update to address eight specific cash flow issues with the objective of reducing the current and potential future diversity in practice. The new guidance is effective for reporting periods beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The new guidance requires transition under a retrospective approach for each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is currently assessing the impact the adoption of this new guidance will have on our consolidated financial statements and related disclosures.

Improvements to Employee Share-Based Payment Accounting. In March 2016, the FASB issued an accounting standards update to simplify the guidance on employee share-based payment accounting. The update involves several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification in the statement of cash flows. Entities will no longer record excess tax benefits and certain tax deficiencies in equity. Instead, they will record all excess tax benefits and tax deficiencies as income tax expense or benefit in the income statement. In addition, the new guidance eliminates the requirement that excess tax benefits be realized before entities can recognize them and requires entities to present excess tax benefits as an operating activity on the statement of cash flows rather than as a financing activity. Furthermore, the new guidance will increase the amount an employer can withhold to cover income taxes on awards and still qualify for the exception to liability classification for shares used to satisfy the employer’s statutory income tax withholding obligation. The new guidance requires an entity to classify the cash paid to a tax authority when shares are withheld to satisfy its statutory income tax withholding obligation as a financing activity on the statement of cash flows. In addition, entities will now have to elect whether to account for forfeitures on share-based payments by: (i) recognizing forfeitures of awards as they occur or (ii) estimating the number of awards expected to be forfeited and adjusting the estimate when it is likely to change, as is currently required. For the amendments that change the recognition and measurement of share-based payment awards, the new guidance requires transition under a modified retrospective approach, with a cumulative-effect adjustment made to retained earnings as of the beginning of the fiscal period in which the guidance is adopted. Prospective application is required for the accounting for excess tax benefits and tax deficiencies. This new standard will be effective for annual periods beginning after December 15, 2016. Early adoption is permitted. The Company adopted this guidance as of January 1, 2017 and it did not have a material impact on our consolidated financial statements. We elected to account for forfeitures on share-based payments by recognizing forfeitures of awards as they occur.

Leases. In February 2016, the FASB issued a revision to its lease accounting guidance. The FASB retained a dual model, requiring leases to be classified as either direct financing or operating leases. The classification will be based on criteria that are similar to the current lease accounting treatment. The revised guidance requires lessees to recognize a right-of-use asset and lease liability for all leasing transactions regardless of classification. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. The amendments are effective for financial statements issued for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted for all entities as of the beginning of an interim or annual reporting period. The revised guidance must be adopted using a modified retrospective transition and provides for certain practical expedients.

Transition will require application of the new guidance at the beginning of the earliest comparative period presented. We are currently evaluating the standard and the impact on our financial statements and related footnote disclosures.

Balance Sheet Classification of Deferred Taxes. In November 2015, the FASB issued an accounting standards update that requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The current requirement that deferred tax assets and liabilities of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendment. The amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for all entities as of the beginning of an interim or annual reporting period. The amendments may be applied either prospectively to all deferred tax assets and liabilities or retrospectively to all periods presented. We early adopted this guidance and it did not have a material impact on our financial statements and related disclosures.

Simplifying the Accounting for Measurement-Period Adjustments. In September 2015, the FASB issued an accounting standards update that eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment. Disclosure of the effect on earnings of any amounts an acquirer would have recorded in previous periods if the accounting had been completed at the acquisition date is required. The disclosure is required for each affected income statement line item, and may be presented separately on the face of the income statement or in the notes to the financial statements. The new guidance should be applied prospectively to adjustments to provisional amounts that occur after the effective date and is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The impact of adopting this guidance was not material to our financial statements and related disclosures.

Presentation of Debt Issuance Cost. In April 2015, the FASB issued an accounting standards update that requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying value of that debt liability, consistent with debt discounts. The guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2015. In August 2015, the FASB issued an accounting standards update that incorporates SEC guidance clarifying that the SEC would not object to debt issuance costs related to line-of-credit arrangements being deferred and presented as an asset that is subsequently amortized over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The impact of adopting this guidance was not material to our financial statements and related disclosures.

Revenue from Contracts with Customers. In May 2014, the FASB issued a comprehensive new revenue recognition standard for contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The core principle of this standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, the standard provides a five-step analysis of transactions to determine when and how revenue is recognized. In August 2015, the FASB issued an accounting standards update that formally delayed the effective date of its new revenue recognition standard. The new standard is now effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. This guidance will be applicable to us beginning on January 1, 2018. We are currently assessing the impact that adopting this new accounting guidance will have on our consolidated financial statements and footnote disclosures, if any.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material impact on our consolidated financial statements and footnote disclosures.